Goodwill and Intangible Assets - Schedule of Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Goodwill [Roll Forward]
Beginning balance	$ 899,270	$ 15,673
Less: accumulated impairment		0	$ 0
Beginning balance, net	898,527	899,270	$ 15,673
Additional goodwill recognized	0	883,597
Other adjustments	(743)	0
Ending balance	898,527	899,270
Technology Platform
Goodwill [Roll Forward]
Beginning balance, net	872,615	873,358
Ending balance	872,615	873,358
Financial Services
Goodwill [Roll Forward]
Beginning balance, net	25,912	25,912
Ending balance	$ 25,912	25,912
Galileo Financial Technologies, Inc.
Goodwill [Roll Forward]
Additional goodwill recognized		873,358
8 Limited
Goodwill [Roll Forward]
Additional goodwill recognized		$ 10,239